Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001367859
Registrant Name	Citizens Community Bancorp Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES